NOTES PAYABLE - BANKS	6 Months Ended
Jun. 30, 2020
Notes Payable - Banks
NOTES PAYABLE - BANKS
NOTE 7 – NOTES PAYABLE – BANKS

United States of America

The Company’s U.S. subsidiary is a party to a credit facility with a commercial lender, which provides a maximum borrowing capacity up to $10,000, subject to a borrowing base limitation. The borrowing base limitation was equivalent to: (i) 85% of eligible accounts receivable, as defined, plus (ii) 80% of eligible unbilled receivables, as defined, plus (iii) 95% of a $500 standby letter of credit that was provided to the lender by an entity related to the main Shareholder. Borrowings under the credit facility are secured by the U.S. subsidiary’s accounts receivable, unbilled receivables, equipment, cash and the $500 letter of credit that was provided to the lender by an entity related to the main Shareholder.

In December 2019, the Company replaced the $500 stand by letter of credit which was provided to the lender by an entity related to the Company’s main shareholder to a letter of credit, provided by the Company and with the same terms.

As of June 30, 2020, and December 31, 2019, the Company had approximately $1,875 and $6,475, respectively, outstanding under line of credit arrangement. As of June 30, 2020, and December 31, 2019, the Company had $196 and $3,525, respectively, in unused borrowing capacity under the line of credit facility.

Borrowings made under the credit facility bear interest, which is payable monthly, at LIBOR plus 3% per annum (3.2% as of June 30, 2020).

The Company is required to maintain a minimum fixed charge coverage ratio. The credit facility expires in October 2021. During the year ended December 31, 2019, the Company was not in compliance of certain financial covenants, and a waiver was obtained from the commercial lender.

Europe

The Company had a credit arrangement with a commercial bank, to provide it with up to €12,000 ($13,453 as of June 30, 2020) in borrowings until further notice. Borrowings under the line of credit bear interest at one-month EURIBOR plus 3.5% (3.5% as of June 30, 2020). The Company was also subject to an unused line fee of 0.75% per annum, which is payable quarterly. The line of credit is secured by accounts receivable of five of the Company’s European subsidiaries and tangible fixed assets of three of the Company’s European subsidiaries. The line of credit cannot exceed 80% of the borrowing base.

In April 2019, the Company amended the line of credit agreement with the commercial bank in order to temporarily increase the line of credit up to €16,000 ($17,936 as of December 31, 2019) under the same terms and conditions through September 2019.

In addition to the line of credit arrangement, a guarantee facility of €2,500 ($2,803 as of June 30, 2020) was provided to the Company by the same commercial bank. As of June 30, 2020, and December 31, 2019, the Company had €2,263 and €2,316 ($2,537 and $2,596 as of June 30, 2020 and December 31, 2019), respectively, of outstanding guarantees under the guarantee facility, which related to leases and performance guarantees for contracts.

In May 2020, the Company renewed its line of credit facility agreement with the commercial bank. The new arrangement provides it with up to €12,000 ($13,453 as of June 30, 2020) in borrowings until March 2021. Borrowings under the line of credit bear interest at one-month EURIBOR plus 4.8% with a minimum of 4.8% per annum (4.8% as of June 30, 2020). The Company is also subject to unused line fee of 0.75% per annum, which is payable quarterly. The line of credit is secured by accounts receivable of six of the Company’s European subsidiaries, tangible fixed assets and a bank guarantee of €2,000 ($2,242 as of June 30, 2020) provided by a company related to the main shareholder (see note 10).

The line of credit cannot exceed 70% of the borrowing base. As part of the agreement, also the guarantee facility of €2,500 was renewed until March 2021, with an interest of 2.5% per annum and an unused line fee of 0.75% per annum which is payable quarterly.

As of June 30, 2020, and December 31, 2019, the Company had €1,925 and €11,872 ($2,158 and $13,313 as of June 30, 2020 and December 31, 2019), respectively, in outstanding borrowings under the line of credit arrangement.

The Company has an additional credit arrangement in Sweden to provide it with up to 2,000 SEK ($213 as of June 30, 2020) in borrowings. Borrowings under the line of credit bear annual interest of 2.8% and subject to annual extension by the financial institution. The line of credit is secured by accounts receivable of the Swedish subsidiary.

As of June 30, 2020, and December 31, 2019, the Company had 2,168 SEK and 1,115 SEK ($231 and $120 as of June 30, 2020 and December 31, 2019) respectively in outstanding borrowings under the line of credit facility. The Sweden subsidiary had as of June 30, 2020 an over advance of 168 SEK ($18) which was subsequently repaid.